COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN UNCERTAINTIES
Commitments And Contingencies	$ 0	$ 0	$ 0
Operating lease payment	$ 20,130